Expense Example - Global X Funds	Jan. 20, 2026 USD ($)
Global X U.S. 500 Income Edge ETF | Global X U.S. 500 Income Edge ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	109
Global X Nasdaq-100 Income Edge ETF | Global X Nasdaq-100 Income Edge ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	$ 116